Common Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Enjoy Technology Inc [Member]
Class of Stock [Line Items]
Summary of Reserved Shares of Common Stock
As of each balance sheet date, the Company had reserved shares of common stock for issuance in connection with the following:

	September 30, 2021	December 31, 2020
Conversion of redeemable convertible preferred stock	153,473,639	149,520,445
Warrants to purchase redeemable convertible preferred stock	810,692	810,692
Shares available for grant under 2014 Equity Incentive Plan	32,223,518	22,874,690
Conversion of convertible loan	33,283,184	11,708,273

Total common stock equivalents	219,791,033	184,914,100

As of each balance sheet date, the Company had reserved shares of common stock for issuance in connection with the following:

	December 31,
	2020	2019
Conversion of redeemable convertible preferred stock	149,520,445	149,520,445
Warrants to purchase redeemable convertible preferred stock	810,692	336,304
Options outstanding under the Equity Incentive Plan	22,874,690	21,628,240
Options available for future grant under the Equity Incentive Plan	12,845,397	4,354,889

Total	186,051,224	175,839,878